Quarterly Holdings Report
for

Fidelity Freedom® 2055 Fund

June 30, 2020

FF55-QTLY-0820
1.927051.109

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.17% 9/3/20 to 9/10/20 (a)
(Cost $7,797,784)	7,800,000	7,798,041
	Shares	Value

Domestic Equity Funds - 51.8%
Fidelity Series All-Sector Equity Fund (b)	13,061,087	$126,300,710
Fidelity Series Blue Chip Growth Fund (b)	13,672,287	245,144,106
Fidelity Series Commodity Strategy Fund (b)	40,892,797	157,028,341
Fidelity Series Growth Company Fund (b)	23,261,626	516,873,325
Fidelity Series Intrinsic Opportunities Fund (b)	34,037,748	510,225,841
Fidelity Series Large Cap Stock Fund (b)	31,711,484	446,180,574
Fidelity Series Large Cap Value Index Fund (b)	12,524,100	137,639,854
Fidelity Series Opportunistic Insights Fund (b)	13,657,204	263,037,751
Fidelity Series Small Cap Discovery Fund (b)	5,846,011	57,583,211
Fidelity Series Small Cap Opportunities Fund (b)	14,879,488	181,976,139
Fidelity Series Stock Selector Large Cap Value Fund (b)	33,249,633	345,796,181
Fidelity Series Value Discovery Fund (b)	22,405,470	262,144,003
TOTAL DOMESTIC EQUITY FUNDS
(Cost $3,034,138,939)		3,249,930,036

International Equity Funds - 40.9%
Fidelity Series Canada Fund (b)	14,991,222	143,016,261
Fidelity Series Emerging Markets Fund (b)	11,043,326	94,420,434
Fidelity Series Emerging Markets Opportunities Fund (b)	44,490,893	852,890,423
Fidelity Series International Growth Fund (b)	26,254,272	449,998,225
Fidelity Series International Small Cap Fund (b)	7,948,890	127,023,259
Fidelity Series International Value Fund (b)	53,516,976	450,077,765
Fidelity Series Overseas Fund (b)	43,447,030	448,373,352
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $2,462,635,361)		2,565,799,719

Bond Funds - 6.1%
Fidelity Series Emerging Markets Debt Fund (b)	4,157,730	37,294,841
Fidelity Series Floating Rate High Income Fund (b)	865,568	7,461,199
Fidelity Series High Income Fund (b)	4,977,282	43,949,398
Fidelity Series Inflation-Protected Bond Index Fund (b)	11,923,310	124,598,588
Fidelity Series International Credit Fund (b)	184,580	1,890,095
Fidelity Series Long-Term Treasury Bond Index Fund (b)	13,763,709	143,004,941
Fidelity Series Real Estate Income Fund (b)	2,687,662	25,962,815
TOTAL BOND FUNDS
(Cost $368,329,957)		384,161,877

Short-Term Funds - 1.1%
Fidelity Cash Central Fund 0.12% (c)	11,774,435	11,776,790
Fidelity Series Government Money Market Fund 0.25% (b)(d)	47,532,025	47,532,025
Fidelity Series Short-Term Credit Fund (b)	1,155,380	11,807,981
TOTAL SHORT-TERM FUNDS
(Cost $70,783,200)		71,116,796
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $5,943,685,241)		6,278,806,469
NET OTHER ASSETS (LIABILITIES) - 0.0%		(870,845)
NET ASSETS - 100%		$6,277,935,624

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	24	Sept. 2020	$1,182,840	$(906)	$(906)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	48	Sept. 2020	7,416,480	(218,439)	(218,439)
ICE E-mini MSCI EAFE Index Contracts (United States)	105	Sept. 2020	9,336,600	(306)	(306)
TOTAL FUTURES CONTRACTS					$(219,651)

The notional amount of futures purchased as a percentage of Net Assets is 0.0%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,833,773.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$6,021
Total	$6,021

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$102,538,772	$2,852,682	$3,048,578	$--	$107,252	$23,850,582	$126,300,710
Fidelity Series Blue Chip Growth Fund	187,507,223	5,138,227	18,129,177	--	1,322,600	69,305,233	245,144,106
Fidelity Series Canada Fund	102,272,824	24,453,277	401,807	--	(76,397)	16,768,364	143,016,261
Fidelity Series Commodity Strategy Fund	174,824,429	8,861,776	33,874,057	--	(11,184,392)	18,400,585	157,028,341
Fidelity Series Emerging Markets Debt Fund	32,851,788	1,450,209	747,862	499,549	(15,197)	3,755,903	37,294,841
Fidelity Series Emerging Markets Fund	61,312,985	20,101,175	833,740	--	(45,566)	13,885,580	94,420,434
Fidelity Series Emerging Markets Opportunities Fund	575,818,721	141,306,544	7,974,488	--	(38,749)	143,778,395	852,890,423
Fidelity Series Floating Rate High Income Fund	6,830,635	315,769	180,934	85,771	(9,022)	504,751	7,461,199
Fidelity Series Government Money Market Fund 0.25%	156,431,430	24,280,486	133,179,891	99,596	--	--	47,532,025
Fidelity Series Growth Company Fund	385,995,184	10,719,880	35,312,408	--	3,121,873	152,348,796	516,873,325
Fidelity Series High Income Fund	40,185,395	1,768,671	904,672	618,679	(14,491)	2,914,495	43,949,398
Fidelity Series Inflation-Protected Bond Index Fund	111,702,784	22,182,711	13,272,883	61,987	11,229	3,974,747	124,598,588
Fidelity Series International Credit Fund	1,751,504	13,009	--	13,008	--	114,842	1,890,095
Fidelity Series International Growth Fund	438,016,794	10,135,527	73,886,249	--	377,430	75,354,723	449,998,225
Fidelity Series International Small Cap Fund	104,814,991	5,139,799	3,522,664	--	15,718	20,575,415	127,023,259
Fidelity Series International Value Fund	392,001,352	10,275,213	21,588,804	--	(3,010,336)	72,400,340	450,077,765
Fidelity Series Intrinsic Opportunities Fund	428,771,865	14,452,133	9,885,488	--	(243,760)	77,131,091	510,225,841
Fidelity Series Large Cap Stock Fund	380,465,209	10,906,053	10,954,568	--	(835,696)	66,599,576	446,180,574
Fidelity Series Large Cap Value Index Fund	104,497,485	22,385,528	2,525,975	--	(258,137)	13,540,953	137,639,854
Fidelity Series Long-Term Treasury Bond Index Fund	127,521,685	28,521,224	9,730,501	2,770,507	1,407,224	(4,714,691)	143,004,941
Fidelity Series Opportunistic Insights Fund	212,381,565	5,711,014	9,272,040	--	(478,645)	54,695,857	263,037,751
Fidelity Series Overseas Fund	363,239,177	27,348,509	15,283,669	--	(1,267,875)	74,337,210	448,373,352
Fidelity Series Real Estate Income Fund	22,180,819	1,071,940	566,926	351,280	(91,430)	3,368,412	25,962,815
Fidelity Series Short-Term Credit Fund	11,112,065	309,166	2,643	68,086	(44)	389,437	11,807,981
Fidelity Series Small Cap Discovery Fund	42,663,266	1,856,265	584,766	156,900	(42,503)	13,690,949	57,583,211
Fidelity Series Small Cap Opportunities Fund	148,454,980	5,137,963	2,375,813	--	(211,189)	30,970,198	181,976,139
Fidelity Series Stock Selector Large Cap Value Fund	279,158,612	28,134,707	4,381,469	--	(126,989)	43,011,320	345,796,181
Fidelity Series Value Discovery Fund	207,654,815	24,928,538	5,584,670	--	(525,322)	35,670,642	262,144,003
Total	$5,202,958,354	$459,757,995	$418,006,742	$4,725,363	$(12,112,414)	$1,026,623,705	$6,259,231,638

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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